Leases - Other (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term	6 years
Undiscounted potential future rental payments		€ 5,778,000	€ 5,421,000
Leases
Beginning balance	€ 9,061,002	10,238,332	11,825,810
Depreciation charge for the year		(1,903,223)	(1,869,296)
Additions to right-of-use assets		928,414	76,953
Foreign currency effect		(202,521)	204,865
Ending Balance		€ 9,061,002	10,238,332
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term		3 years
Buildings
Leases
Beginning balance	8,929,305	€ 10,124,959	11,725,800
Depreciation charge for the year		(1,817,745)	(1,805,706)
Additions to right-of-use assets		824,613
Foreign currency effect		(202,521)	204,865
Ending Balance		8,929,305	10,124,959
Factory, office and other equipment
Leases
Beginning balance	€ 131,696	113,373	100,010
Depreciation charge for the year		(85,478)	(63,590)
Additions to right-of-use assets		103,802	76,953
Foreign currency effect			0
Ending Balance		€ 131,696	€ 113,373
Minimum | Property and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term		3 years
Maximum | Property and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease, lease term		18 years